CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	69,259,122	65,866,765	66,822,861
Common stock, shares outstanding (in shares)	69,259,122	65,866,765	66,822,861